CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues (Note 18g):
Proprietary software products and related services	$ 136,577	$ 11,131	$ 179,400
Software services	613,978	625,286	616,481
Total revenues	750,555	636,417	795,881
Cost of revenues:
Proprietary software products and related services	81,454	4,055	96,180
Software services	520,295	526,028	506,900
Total cost of revenues	601,749	530,083	603,080
Gross profit	148,806	106,334	192,801
Research and development costs, net	7,488	787	14,168
Selling, marketing, general and administrative expenses	94,722	70,517	117,877
Other expenses (income), net (Note 18e)	2	(5)	14
Operating income	46,594	35,035	60,742
Financial expenses, net (Note 18d)	8,254	4,866	6,236
Income before taxes on income	38,340	30,169	54,506
Taxes on income (Note 17g)	10,988	10,074	8,728
Income loss from continuing operations including portion attributable to non controlling interest excluding equity losses	27,352	20,095	45,778
Equity in gains of affiliated companies, net (Note 6)	65,096	74,590	60,683
Net income	92,448	94,685	106,461
Net income attributable to redeemable non-controlling interests	255	154	1,735
Net income attributable to non-controlling interests	18,488	13,698	24,039
Net income attributable to Formula Systems (1985) Shareholders	$ 73,705	$ 80,833	$ 80,687
Net earnings per share attributable to Formula Systems (1985) Shareholders (Note 18h)
Basic earnings per share	$ 5.24	$ 5.80	$ 5.88
Diluted earnings per share	$ 5.00	$ 5.59	$ 5.68